Schedule of Components of Income Tax Expense (Recovery) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Deferred tax
Deferred tax expense (income)	$ 36	$ (62)	$ 170	$ (25)
Income tax expense	$ 258	$ 41	$ 644	$ 208